Accumulated Other Comprehensive Losss (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Loss
Shareholders equity		$ (230)	$ (216)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss
Shareholders equity	$ (252)	(230)
Foreign currency translation loss
Accumulated Other Comprehensive Loss
Shareholders equity	(181)	(170)	$ (216)
Unrealized loss on investments
Accumulated Other Comprehensive Loss
Shareholders equity	$ (71)	$ (60)